Feb. 01, 2021
Baillie Gifford International Concentrated Growth Equities Fund
Baillie Gifford International Concentrated Growth Equities Fund

BAILLIE GIFFORD FUNDS

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Supplement dated February 1, 2021 to the Prospectuses dated April 29, 2020 as revised from time to time

Effective immediately, the Prospectuses are revised as follows:

Baillie Gifford International Concentrated Growth Equities Fund

The second paragraph in the section titled “Principal Investment Strategies” under “Fund Summaries–Baillie Gifford International Concentrated Growth Fund” on page 35 of the Class K and Institutional Class Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the U.S.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE